UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis     New York, New York   Dated: August 14, 2007.



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     14

Form 13F Information Table Value Total:     $109,242
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE

                                                  FORM 13F INFORMATION TABLE

                                             Value      Shares/  Sh/  Put/ Invstmt Other   Voting Authority
  Name of Issuer   Title of Class   CUSIP    (x$1000)   PrnAmt   Prn  Call Discret Mngrs   Sole Shared None



ACTIVE POWER INC          COM      00504W100     1,771    994,786   SH         Sole        994,786
AMERICN CARSOURC HLDG    COM       02505A103       113     70,805   SH         Sole         70,805
CAPSTONE TURBINE CORP    COM       14067D102     5,758  5,331,141   SH         Sole      5,331,141
CYBERONICS INC            COM      23251P102    20,157  1,198,373   SH         Sole      1,198,373
GENVEC INC                COM      37246C109     3,764  1,601,900   SH         Sole      1,601,900
LEAR CORP                COM       521865105       588      3,823   SH         Sole          3,823
MIDDLEBROOK PHARMACY      COM      00764L109    12,310  4,865,709   SH         Sole      4,865,709
NETLOGIC MICROSYSTEM     COM       64118B100     1,708     53,656   SH         Sole         53,656
NITROMED INC              COM      654798503    11,828  5,376,566   SH         Sole      5,376,566
SENOMYX INC              COM       81724Q107     2,810    208,155   SH         Sole        208,155
TEMPLETON DRAGON FD       COM      88018T101     9,740    370,190   SH         Sole        370,190
TERCICA INC              COM       88078L105    15,387  3,016,987   SH         Sole      3,016,987
VANDA PHARMACEUTICL      COM       921659108    11,354    560,396   SH         Sole        560,396
VERENIUM CORP            COM       255064107    11,954  2,357,762   SH         Sole      2,357,762






